Consolidated Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Cash Flows from Operating Activities:
Total Comprehensive Loss | ₪	₪ (20,113)		₪ (28,224)	₪ (15,317)
Adjustments to profit and loss items:
Exchange rate difference | ₪	(1,297)		532	134
Loss (Gain) from revaluation of financial assets presented at fair value through profit and loss | ₪	(397)		139	(106)
Depreciation and capital loss from sale of property, plant and equipment | ₪	459		372	350
Share-based payment | ₪	4,537		5,384	1,552
Changes in fair value of Traded and Non Traded Warrants To ADS | ₪	(7,719)		3,003	(1,235)
Adjustments to profit and loss | ₪	(4,417)		9,430	695
Changes in asset and liability items:
Decrease (increase) in other receivables | ₪	43		470	(1,049)
Increase in other payables | ₪	798		407	1,259
Operating activities for changes in asset and liability | ₪	841		877	210
Cash paid and received during the year for:
Interest received | ₪	54		147
Net cash used in operating activities | ₪	(23,635)		(17,770)	(14,412)
Cash Flows from Investing Activities:
Proceeds received from the sale of fixed assets | ₪				95
Short term deposits, net | ₪	387		19,530	(19,530)
Restricted deposit | ₪	(22)		(165)	(120)
Marketable securities measured at fair value through profit and loss, net | ₪	13,999		(9,008)	2,808
Purchase of property, plant and equipment | ₪	(656)		(266)	(1,265)
Net cash provided by (used in) investing activities | ₪	13,708		10,091	(18,012)
Cash Flows from Financing Activities:
Exercise of warrants and stock options into shares | ₪	399		1,432	7
Issuance of share capital and warrants, net of issue costs (see note 11) | ₪	12,360		14,381	34,917
Net cash provided by financing activities | ₪	12,759		15,813	34,924
Exchange differences on balances of cash and cash equivalents | ₪	1,243		(679)	(134)
Increase in cash and cash equivalents | ₪	4,075		7,455	2,366
Balance of cash and cash equivalents at the beginning of the year | ₪	13,734		6,279	3,913
Balance of cash and cash equivalents at the end of the year | ₪	17,809		13,734	6,279
(a) Non-cash activities:
Purchase of property, plant and equipment | ₪	3		77	58
Issuance costs | ₪			₪ 127
U.S. dollars
Cash Flows from Operating Activities:
Total Comprehensive Loss | $		$ (5,367)
Adjustments to profit and loss items:
Exchange rate difference | $		(345)
Loss (Gain) from revaluation of financial assets presented at fair value through profit and loss | $		(106)
Depreciation and capital loss from sale of property, plant and equipment | $		122
Share-based payment | $		1,210
Changes in fair value of Traded and Non Traded Warrants To ADS | $		(2,059)
Adjustments to profit and loss | $		(1,178)
Changes in asset and liability items:
Decrease (increase) in other receivables | $		12
Increase in other payables | $		213
Operating activities for changes in asset and liability | $		225
Cash paid and received during the year for:
Interest received | $		14
Net cash used in operating activities | $		(6,306)
Cash Flows from Investing Activities:
Proceeds received from the sale of fixed assets | $
Short term deposits, net | $		103
Restricted deposit | $		(6)
Marketable securities measured at fair value through profit and loss, net | $		3,735
Purchase of property, plant and equipment | $		(175)
Net cash provided by (used in) investing activities | $		3,657
Cash Flows from Financing Activities:
Exercise of warrants and stock options into shares | $		106
Issuance of share capital and warrants, net of issue costs (see note 11) | $		3,299
Net cash provided by financing activities | $		3,405
Exchange differences on balances of cash and cash equivalents | $		332
Increase in cash and cash equivalents | $		1,088
Balance of cash and cash equivalents at the beginning of the year | $		3,664
Balance of cash and cash equivalents at the end of the year | $		4,752
(a) Non-cash activities:
Purchase of property, plant and equipment | $		1
Issuance costs | $